financial instruments - Fair values Non-derivative (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments
Long-term debt, excluding leases	$ 27,225	$ 25,972
Fair value
Disclosure of detailed information about financial instruments
Long-term debt, excluding leases	27,507	25,285
Carrying value
Disclosure of detailed information about financial instruments
Long-term debt, excluding leases	$ 27,225	$ 25,972